CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital	Share premium Series A preference shares	Share premium	Treasury shares	Other reserves	Accumulated losses	Total Amber International shareholders' equity Series A preference shares	Total Amber International shareholders' equity	Non - controlling interest	Series A preference shares	Total
Balance at the beginning of the period at Dec. 31, 2022	$ 1		$ 2,999		$ 6,069	$ (81)		$ 8,988			$ 8,988
Comprehensive loss											(13,536)
Transaction with owners in their capacity as owners:
Net income/(loss) for the year						(13,536)		(13,536)			(13,536)
Balance at the end at Dec. 31, 2023	1		2,999		6,069	(13,617)		(4,548)			$ (4,548)
Balance at the end of the period (in shares) at Dec. 31, 2023											48,063,019
Comprehensive loss											$ (23,273)
Waiver of related party balances					47,106			47,106			47,106
Transaction with owners in their capacity as owners:
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note 5.1)			10,500
Issuance of ordinary shares upon private placement, net of cost		$ 10,500					$ 10,500			$ 10,500
Net income/(loss) for the year						(23,273)		(23,273)			(23,273)
Balance at the end at Dec. 31, 2024	1		13,499		53,175	(36,890)		29,785			$ 29,785
Balance at the end of the period (in shares) at Dec. 31, 2024											48,063,019
Other comprehensive loss					(1,324)			(1,324)	$ 15		$ (1,309)
Comprehensive loss					(1,324)	3,751		2,427	(1,106)		1,321
Waiver of related party balances					948			948			948
Transaction with owners in their capacity as owners:
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note 5.1)	411		51,723	$ (32)				52,102	1,359		53,461
Issuance of ordinary shares upon private placement, net of cost	12		25,327					25,339			25,339
Repurchase of ordinary shares				(880)				(880)			(880)
Exercise of share options and vesting of restricted shares and RSUs			(9)	9
Share-based compensation expense					591			591			591
Deconsolidation of discontinued operations									(253)		(253)
Total transactions with owners in their capacity as owners	423		77,041	(903)	591			77,152	1,106		78,258
Net income/(loss) for the year						3,751		3,751	$ (1,121)		2,630
Balance at the end at Dec. 31, 2025	$ 424		$ 90,540	$ (903)	$ 53,390	$ (33,139)		$ 110,312			$ 110,312
Balance at the end of the period (in shares) at Dec. 31, 2025											473,959,772